Earnings per share (Details) - Schedule of basic and diluted earnings per share shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 $ / shares shares
Basic number:
Allocated basic earnings and not distributed – Continued operation	1,220	1,220	1,610	1,610	1,189	1,189
Allocated basic earnings and not distributed – Discontinued operation					209	209
Net income allocated available to common shareholders	1,220	1,220	1,610	1,610	1,398	1,398
Basic denominator (millions of shares)
Weighted average of the number of shares	1,348		1,344		1,340
Basic earnings per million shares (R$) – Continued operation (in Dollars per share) | $ / shares		$ 0.905322		$ 1.19802		$ 0.887313
Basic earnings per million shares (R$) – Attributable to controlling shareholders (in Dollars per share) | $ / shares		0.905322		1.19802		1.043284
Diluted number:
Allocated basic earnings and not distributed – Continued operation (in Brazil Real) | R$	R$ 1,220		R$ 1,610		R$ 1,189
Allocated basic earnings and not distributed – Discontinued operation (in Brazil Real) | R$					209
Net income allocated available to common shareholders (in Brazil Real) | R$	R$ 1,220		R$ 1,610		R$ 1,398
Diluted denominator (millions of shares)
Weighted average of the number of shares	1,348		1,344		1,340
Stock option plan	6		11
Diluted weighted average of shares	1,353		1,355		1,340
Diluted earnings per million shares (R$) – Continued operation (in Dollars per share) | $ / shares		0.901589		1.18852		0.887313
Diluted earnings per million shares (R$) – Attributable to controlling shareholders (in Dollars per share) | $ / shares		$ 0.901589		$ 1.18852		$ 1.043284